FINANCIAL ASSETS AND LIABILITIES - Additional Information (Details) $ in Thousands					12 Months Ended
	Nov. 24, 2023 BRL (R$)	Sep. 29, 2023	Sep. 26, 2023 BRL (R$)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)		Dec. 31, 2022 BRL (R$)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage of increase in actuarial assumption									0.50%	0.50%
Percentage of decrease in actuarial assumption									0.50%	0.50%
Borrowings							R$ 52,987,216,000			R$ 56,904,654,000	R$ 45,659,037,000
Income tax and social contribution nominal rate					(34.00%)
Repayments of borrowings, classified as financing activities					R$ 8,054,763,000		15,278,378,000
Cost of gas	R$ 68,063,000		R$ 75,158,000	R$ 34,193,000	R$ 27,954,000	[1],[2]	R$ (466,743,000)	[1]
Lessee’s incremental borrowing rate applied to the lease liabilities							13.73%		8.23%	8.23%
Period of lease term of short-term leases					12 months
Cosan Oito S.A. [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage Of Debt Linked To Operation And Collar Derivatives					100.00%
CSAN3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Aggregate principal amount										R$ 96,185,412
Borrowings, interest rate									1.65%	1.65%
Swap agreements (TRS) [member] | Banco Santander (Brasil) S.A. [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Aggregate principal amount									$ 598,000	R$ 2,919,557,000
Swap agreements (TRS) [member] | Cosan Luxembourg S A [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Borrowings, interest rate		7.50%
Income tax and social contribution nominal rate		15.52%

[1]	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.
[2]	Includes the effects of R$34,193 on June 30, 2023, R$75,158 on September 26, 2023, and R$68,063 on November 24, 2023, referring to amounts redistributed to consumers.